Cover Page	9 Months Ended
Jan. 31, 2026
Cover [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Jan. 31, 2026
Document Fiscal Year Focus	2026
Document Fiscal Period Focus	Q3
Entity Registrant Name	MindWalk Holdings Corp.
Entity Central Index Key	0001715925
Current Fiscal Year End Date	--04-30
Entity Address, Address Line One	3204 - 4464 Markham Street
Entity Address, City or Town	Victoria
Entity Address, State or Province	BC
Entity Address, Postal Zip Code	V8Z 7X8